Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, stated value	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000		5,000,000	5,000,000
Preferred stock, shares issued	0		0	0
Common stock, par value	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	95,000,000	95,000,000	95,000,000	95,000,000
Common stock, shares issued	70,660,015		68,613,541	65,436,449
Common stock, shares outstanding	70,660,015		68,613,541	65,436,449
Series A convertible preferred stock
Preferred stock, stated value	$ 1,000		$ 1,000	$ 1,000
Preferred stock, shares authorized	2,500		2,500	2,500
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0